UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

THE FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 16, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS WITHDRAWN ON MAY 27, 2011.

          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:         |X|; Amendment Number: 2

This Amendment (Check only one): |X| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Mario Cibelli

Address:    6 East 43rd Street, 23rd Floor
            New York, New York 10017

13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mario D. Cibelli
Title:      Managing Member
Phone:      (212) 490-0399

Signature, Place and Date of Signing:


/s/ Mario D. Cibelli              New York, New York          June 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

*The Reporting Manager is filing this amendment to clarify that the confidential treatment request filed on February 15, 2011 and renewed on May 16, 2011 was not formally denied by the Commission, but that the Reporting Manager no longer feels that confidential treatment is desirable and has voluntarily withdrawn such confidential treatment request.

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $153,638
                                      (thousands)



List of Other Included Managers:

No.         Form 13F File Number        Name

1.          028-11767                   Cibelli Capital Management L.L.C.

2.          028-11691                   Marathon Partners L.P.

3.          028-14390                   Robotti & Company Advisors, LLC

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
BALLY TECHNOLOGIES INC              COM        05874B107   2,051        54,200 SH         SHARED      1, 2, 3     54,200
COCA COLA ENTERPRISES INC NE        COM        19122T109   1,439        52,725 SH         SHARED      1, 2, 3     52,725
COINSTAR INC                        COM        19259P300  35,781       779,200 SH         SHARED      1, 2, 3    779,200
COINSTAR INC                  NOTE 4.000% 9/0  19259PAF9   2,076     1,500,000 PRN        SHARED      1, 2     1,500,000
CTPARTNERS EXECUTIVE SEARCH         COM        22945C105     242        17,121 SH         SHARED      1, 2        17,121
DOVER MOTORSPORTS INC               COM        260174107   4,957     2,478,290 SH         SHARED      1, 2, 3  2,478,290
EXPEDIA INC DEL                     COM        30212P105  10,816       477,300 SH         SHARED      1, 2, 3    477,300
EXPEDIA INC DEL                     COM        30212P105   6,413       283,000     CALL   SHARED      1, 2       283,000
GLOBAL POWER EQUIPMENT GRP I   COM PAR $0.01   37941P306   1,667        60,609 SH         SHARED      1, 2, 3     60,609
GOOGLE INC                          CL A       38259P508   5,460         9,305 SH         SHARED      1, 2, 3      9,305
GOOGLE INC                          CL A       38259P508   2,934         5,000     CALL   SHARED      1, 2         5,000
LIBERTY MEDIA CORP NEW         INT COM SER A   53071M104   8,970       559,200 SH         SHARED      1, 2, 3    559,200
LUMBER LIQUIDATORS HLDGS INC        COM        55003T107   1,939        77,600 SH         SHARED      1, 2, 3     77,600
MCDONALDS CORP                      COM        580135101   2,754        36,200 SH         SHARED      1, 2, 3     36,200
MICROSOFT CORP                      COM        594918104   4,423       174,200 SH         SHARED      1, 2, 3    174,200
PANHANDLE OIL AND GAS INC           CL A       698477106   1,530        48,343 SH         SHARED      1, 2        48,343
ROSETTA STONE INC                   COM        777780107     343        26,000 SH         SHARED      1, 2, 3     26,000
SHUTTERFLY INC                      COM        82568P304  53,255     1,017,100 SH         SHARED      1, 2, 3  1,017,100
SPDR GOLD TRUST                   GOLD SHS     78463V107   4,138        29,588 SH         SHARED      1, 2, 3     29,588
WAL MART STORES INC                 COM        931142103   2,449        47,060 SH         SHARED      1, 2, 3     47,060

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